PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

6.	PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

As of:	December 31, 2022	December 31, 2021
Facility	$576,309	$-
Equipment	404,789	-
Computer equipment	10,776	10,962
Less: accumulated depreciation	(3,492)	(1,367)
Property and equipment, net	$988,382	$9,595

Depreciation expense related to property and equipment amounted to $2,182 (2021 - $1,367) for the year ended December 31, 2022.

As of December 31, 2022, the Company is not yet operating its greenhouses in Olympia, Washington that will be used to grow functional mushrooms. As such, the Company has not yet recognized depreciation expense related to the facility as of December 31, 2022, and period ended December 31, 2021.